Borrowings (Tables)	6 Months Ended
Jun. 30, 2023
Borrowings.
Schedule of external debt classification

	June 30,	December 31,
	2023	2022
	$’000	$’000

Non‑current
Senior Notes	1,927,619	1,920,783
Bank borrowings	1,101,152	985,505
External debt	3,028,771	2,906,288
Current
Senior Notes	26,620	27,060
Bank borrowings	112,598	213,576
Letters of credit	298,119	197,478
External debt	437,337	438,114

Total borrowings	3,466,108	3,344,402

Schedule of debt by debt instrument

					June 30,	December 31,
	Currency	Maturity date	Interest rate		2023	2022
					$’000	$’000

Senior notes
IHS Holding Limited	US Dollar	2026	5.63%		498,264	497,861
IHS Holding Limited	US Dollar	2028	6.25%		498,172	497,979
IHS Netherlands Holdco B.V.	US Dollar	2027	8.00%		957,803	952,003

Bank borrowings
IHS Holding Term Loan	US Dollar	2025	3.75	% + CAS + 3M SOFR	369,861	368,630
IHS (Nigeria) Limited	Nigerian Naira	2023	12.50	-18.00%	—	57,448
IHS (Nigeria) Limited	Nigerian Naira	2026	20.00%		26,718	—
INT Towers Ltd	Nigerian Naira	2024	2.50	% + 3M NIBOR	—	191,188
INT Towers Ltd	Nigerian Naira	2028	20.00%		224,303	—
IHS Côte d'Ivoire Ltd	CFA Franc	2024	5.00%		12,875	18,854
IHS Côte d'Ivoire Ltd	Euro	2024	3.00	% + 3M EURIBOR	9,618	14,217
IHS Zambia Ltd	US Dollar	2027	5.00	% + CAS + 3M SOFR	90,120	94,596
IHS Brasil - Cessão de Infraestruturas S.A.	Brazilian Real	2029	3.65	% + CDI	67,943	68,591
IHS Brasil - Cessão de Infraestruturas S.A.	Brazilian Real	2028	3.05	% + CDI	81,681	82,928
I-Systems Soluções de Infraestrutura S.A.	Brazilian Real	2030	2.45	- 2.50% + CDI	82,807	38,542
IHS Kuwait Limited	Kuwait Dinar	2029	2.00	% + 3M KIBOR	64,851	66,251
IHS Towers South Africa Proprietary Limited	South African Rand	2029	2.75	% + 3M JIBAR	182,973	197,836

Letters of credit
IHS (Nigeria) Limited	US Dollar	2023	12.00	- 15.55%	99,990	66,047
INT Towers Ltd	US Dollar	2023	12.00	- 15.75%	196,219	128,063
IHS Towers NG Limited	US Dollar	2023	15.49%		795	987
Global Independent Connect Limited	US Dollar	2023	15.25	- 15.49%	1,115	1,330
Global Independent Connect Limited	Chinese Yuan	2023	12.05%		—	1,051

					3,466,108	3,344,402